Commitments - Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 11,166	¥ 11,570